Financial - risk management objectives and policies - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Trade receivables	$ 168,346	$ 171,670
Other receivables	753,562	735,491
Total trade and other receivables	$ 921,908	$ 907,161
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ (26,382)	$ (30,897)
Current
Disclosure of credit risk exposure [line items]
Trade receivables	146,070	149,394
Other receivables	749,456	726,870
Total trade and other receivables	$ 895,526	$ 876,264
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Not later than one month
Disclosure of credit risk exposure [line items]
Trade receivables	0	0
Other receivables	0	0
Total trade and other receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Later than one month and not later than three months
Disclosure of credit risk exposure [line items]
Trade receivables	0	0
Other receivables	0	0
Total trade and other receivables	$ 0	$ 0
Expected credit loss rate	0.00%	0.00%
Expected credit loss	$ 0	$ 0
Later than three months
Disclosure of credit risk exposure [line items]
Trade receivables	22,276	22,276
Other receivables	4,106	8,621
Total trade and other receivables	$ 26,382	$ 30,897
Expected credit loss rate	100.00%	100.00%
Expected credit loss	$ (26,382)	$ (30,897)